Share-Based Payments - Restricted Stock Unit Activity (Detail) - Restricted Stock Units [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2017 Employee shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	27,276
Granted, shares	7,478
Vested, shares	(10,644)
Reinvested dividend equivalents, shares	911
Forfeited, shares	(1,614)
Nonvested, end of period, shares	23,407
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 33.70
Granted, weighted-average grant-date fair value per share (in dollars per share) | $ / shares	43.17
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	31.66
Reinvested dividend equivalents, weighted-average grant date fair value per share (in dollars per share) | $ / shares	39.64
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	38.82
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 37.54
Number of shares modified to accelerate vesting		6,400
Number of employees affected by accelerated vesting | Employee		9,900